Consolidated Statements of Operations and Comprehensive Income (loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Gross premiums written (1)	[1]	$ 9,102,358	$ 8,689,279	$ 8,203,925
Net premiums written (1)	[1]	7,928,912	7,544,195	7,134,018
Increase in unearned premiums (1)	[1]	(10,152)	(287,078)	(177,496)
Net premiums earned (1)	[1]	7,918,760	7,257,117	6,956,522
Net investment income		645,685	398,348	376,469
Net realized and unrealized investment gains (losses)		517,426	(1,969,014)	37,797
Other income		40,965	40,492	28,748
Total revenues		9,122,836	5,726,943	7,399,536
Expenses
Losses and loss expenses (liability remeasurement loss (gain): 2023, $7,102; 2022,$(1,267); 2021, $98,937) (1)	[1]	4,990,208	4,725,872	4,851,040
Market risk benefit gains		(7,079)	(121,211)	(19,873)
Acquisition costs (1)	[1]	1,563,107	1,537,213	1,391,502
Other expenses		463,385	414,876	398,542
Interest expense		57,532	55,185	55,606
Amortization of intangible assets		7,906	8,912	8,861
Net foreign exchange losses		42,542	14,774	36,498
Total expenses		7,117,601	6,635,621	6,722,176
Income (loss) before taxes and interest in (losses) earnings of equity method investments		2,005,235	(908,678)	677,360
Income tax benefit (expense)		327,924	(41,895)	(39,967)
Interest in (losses) earnings of equity method investments		(15,040)	10,821	126,795
Net income (loss)		2,318,119	(939,752)	764,188
Preferred dividends		9,750	9,750	22,693
Loss on redemption of preferred shares		0	0	21,234
Net income (loss) attributable to common shareholder		2,308,369	(949,502)	720,261
Comprehensive income (loss)
Net income (loss)		2,318,119	(939,752)	764,188
Change in currency translation adjustment		(3,180)	5,670	44,160
Change in net unrealized gains or losses on investments, net of tax		(26)	0	(128)
Change in unfunded pension obligation, net of tax		(15,005)	12,573	23,307
Change in discount rate for liability for future policy benefits, net of tax		(49,984)	99,250	53,053
Change in instrument-specific credit risk for market risk benefits, net of tax		4,843	49,794	3,825
Other comprehensive (loss) income		(63,352)	167,287	124,217
Comprehensive income (loss)		$ 2,254,767	$ (772,465)	$ 888,405

[1]	See Note 21 for additional information regarding related party transactions.